Fair value measurements - Schedule of carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2018	Mar. 31, 2017
Level 1 [Member]
Assets:
Cash and cash equivalents	[1]	¥ 2,355	¥ 2,537
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]
Securities purchased under agreements to resell	[1]
Securities borrowed	[1]
Total Assets	[1]	2,355	2,537
Liabilities:
Short-term borrowings	[1]
Deposits received at banks	[1]
Securities sold under agreements to repurchase	[1]
Securities loaned	[1]
Long-term borrowings	[1]	18	109
Total Liabilities	[1]	18	109
Level 2 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]	315	208
Deposits with stock exchanges and other segregated cash	[1]	289	227
Loans receivable	[1],[2]	1,946	1,405
Securities purchased under agreements to resell	[1]	9,849	11,452
Securities borrowed	[1]	6,383	7,272
Total Assets	[1]	18,782	20,564
Liabilities:
Short-term borrowings	[1]	726	473
Deposits received at banks	[1]	1,151	1,132
Securities sold under agreements to repurchase	[1]	14,756	17,093
Securities loaned	[1]	1,524	1,626
Long-term borrowings	[1]	6,939	6,697
Total Liabilities	[1]	25,096	27,021
Level 3 [Member]
Assets:
Cash and cash equivalents	[1]
Time deposits	[1]
Deposits with stock exchanges and other segregated cash	[1]
Loans receivable	[1],[2]	515	470
Securities purchased under agreements to resell	[1]	5	5
Securities borrowed	[1]
Total Assets	[1]	520	475
Liabilities:
Short-term borrowings	[1]	17	70
Deposits received at banks	[1]		1
Securities sold under agreements to repurchase	[1]	3	3
Securities loaned	[1]
Long-term borrowings	[1]	460	412
Total Liabilities	[1]	480	486
Carrying value [Member]
Assets:
Cash and cash equivalents	[1]	2,355	2,537
Time deposits	[1]	315	208
Deposits with stock exchanges and other segregated cash	[1]	289	227
Loans receivable	[1],[2]	2,461	1,874
Securities purchased under agreements to resell	[1]	9,854	11,457
Securities borrowed	[1]	6,384	7,273
Total Assets	[1]	21,658	23,576
Liabilities:
Short-term borrowings	[1]	743	543
Deposits received at banks	[1]	1,151	1,133
Securities sold under agreements to repurchase	[1]	14,759	17,096
Securities loaned	[1]	1,524	1,627
Long-term borrowings	[1]	7,383	7,195
Total Liabilities	[1]	25,560	27,594
Fair value [Member]
Assets:
Cash and cash equivalents	[1]	2,355	2,537
Time deposits	[1]	315	208
Deposits with stock exchanges and other segregated cash	[1]	289	227
Loans receivable	[1],[2]	2,461	1,875
Securities purchased under agreements to resell	[1]	9,854	11,457
Securities borrowed	[1]	6,383	7,272
Total Assets	[1]	21,657	23,576
Liabilities:
Short-term borrowings	[1]	743	543
Deposits received at banks	[1]	1,151	1,133
Securities sold under agreements to repurchase	[1]	14,759	17,096
Securities loaned	[1]	1,524	1,626
Long-term borrowings	[1]	7,417	7,218
Total Liabilities	[1]	¥ 25,594	¥ 27,616

[1]	Includes financial instruments which are carried at fair value on a recurring basis.
[2]	Carrying values are shown after deducting relevant allowances for credit losses.